UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            December 31, 2010
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       97
Entry Total:
Form 13F Information Table     	 $440,759,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 S&P 500 SPDR                      UNIT SER 1  78462F103       461      3,663   SH       Sole                   3,663
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     7,524    193,270   SH       Sole                 193,270
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     4,220    124,451   SH       Sole                 124,451
                                   EXUS
 Vanguard Europe Pacific ETF       MSCI EAFE   921943858       282      7,810   SH       Sole                   7,810
                                   IDX
 iShares MSCI EAFE                 MSCI EAFE   464287465    26,861    461,377   SH       Sole                 461,377
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    26,786    438,571   SH       Sole                 438,571
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       869     18,232   SH       Sole                  18,232
                                   MKT
 iShares MSCI KLD 400 Social Index FTSE        464288570       224      4,783   SH       Sole                   4,783
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   127,482  2,226,374   SH       Sole               2,226,374
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    81,967  1,263,555   SH       Sole               1,263,555
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       353      4,038   SH       Sole                   4,038
                                   GROW
 iShares Russell Micro Cap Index   RUSSELL     464287481       339      6,773   SH       Sole                   6,773
 Fund                              MCP IDX
 iShares S&P 500                   S&P 500     464287200    92,346    731,452   SH       Sole                 731,452
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,114     16,975   SH       Sole                  16,975
 3M Co.                            COM         88579y101       455      5,274   SH       Sole                   5,274
 AON Corp.                         COM         037389103       351      7,638   SH       Sole                   7,638
 AT&T Inc.                         COM         00206R102       996     33,890   SH       Sole                  33,890
 Abbott Laboratories               COM         002824100     2,211     46,150   SH       Sole                  46,150
 Allstate Corp                     COM         020002101       381     11,961   SH       Sole                  11,961
 Altria Group                      COM         718154107       283     11,508   SH       Sole                  11,508
 Amazon.Com                        COM         231351065       276      1,534   SH       Sole                   1,534
 American Express Co.              COM         025816109       278      6,470   SH       Sole                   6,470
 Amgen Inc.                        COM         311621007       279      5,082   SH       Sole                   5,082
 Apache Corp                       COM         037411105       402      3,369   SH       Sole                   3,369
 Apple Computer, Inc.              COM         378331003     2,107      6,531   SH       Sole                   6,531
 Applied Materials Inc             COM         382221059       349     24,870   SH       Sole                  24,870
 Aptar Group                       COM         383361037       966     20,300   SH       Sole                  20,300
 Automatic Data Processing Inc.    COM         530151034       294      6,347   SH       Sole                   6,347
 Bank of New York Mellon Co.       COM         064058100       346     11,472   SH       Sole                  11,472
 BankAmerica Corp.                 COM         605051044       513     38,460   SH       Sole                  38,460
 Baxter International Inc.         COM         718131097       588     11,609   SH       Sole                  11,609
 Berkshire Hathaway                CL B NEW    084670702       896     11,181   SH       Sole                  11,181
 Boeing Co.                        COM         970231056       462      7,074   SH       Sole                   7,074
 Bristol-Myers Squibb Company      COM         110122108       261      9,849   SH       Sole                   9,849
 British Petroleum Amoco           COM         556221042       761     17,233   SH       Sole                  17,233
 C H Robinson                      COM         12541W100     1,545     19,264   SH       Sole                  19,264
 C V S Corp Del                    COM         126650100       200      5,764   SH       Sole                   5,764
 Calpine Corp.                     COM         131347304       137     10,300   SH       Sole                  10,300
 Carnival Corp.                    COM         143658102       492     10,673   SH       Sole                  10,673
 Caterpillar Inc.                  COM         149123101     1,376     14,696   SH       Sole                  14,696
 Charles Schwab                    COM         808513105       253     14,773   SH       Sole                  14,773
 Chesapeake Energy Corp.           COM         165167107       223      8,593   SH       Sole                   8,593
 ChevronTexaco Corp.               COM         166764100     1,062     11,640   SH       Sole                  11,640
 Cisco Systems Inc.                COM         17275R102       579     28,631   SH       Sole                  28,631
 Citigroup Inc.                    COM         172967101       436     92,120   SH       Sole                  92,120
 Coca Cola                         COM         191216100       699     10,634   SH       Sole                  10,634
 Colgate-Palmolive Co              COM         194162103       232      2,885   SH       Sole                   2,885
 ComCast                           COM         20030N101       202      9,188   SH       Sole                   9,188
 ConAgra Inc.                      COM         205887102       330     14,598   SH       Sole                  14,598
 Conocophillips                    COM         718507106       438      6,425   SH       Sole                   6,425
 DCT Industrial Trust Inc          COM         233153105       331     62,354   SH       Sole                  62,354
 Deere & Co.                       COM         244199105       211      2,537   SH       Sole                   2,537
 Diageo                            COM         25243Q205       219      2,953   SH       Sole                   2,953
 Discover Financial Services LLC   COM         254709108       286     15,453   SH       Sole                  15,453
 EI DuPont de Nemours & Co.        COM         263534109       207      4,158   SH       Sole                   4,158
 EMC Corp. Mass.                   COM         268648102       222      9,707   SH       Sole                   9,707
 Edwards Lifesciences              COM         28176E108       237      2,936   SH       Sole                   2,936
 Exelon Corporation                COM         30161N101       797     19,150   SH       Sole                  19,150
 Exxon Mobil Corporation           COM         30231G102     2,466     33,727   SH       Sole                  33,727
 Ford Motor Company                COM         345370860       490     29,163   SH       Sole                  29,163
 Franklin Resources Inc.           COM         354613101       304      2,736   SH       Sole                   2,736
 Freeport-McMoran Copper & Gold    COM         35671d857       258      2,152   SH       Sole                   2,152
 Inc.
 General Electric                  COM         369604103       908     49,656   SH       Sole                  49,656
 Glaxosmithkline                   COM         37733W105       450     11,474   SH       Sole                  11,474
 Goldman Sachs Group               COM         38141G104       403      2,399   SH       Sole                   2,399
 Google Inc                        COM         38259p508       677      1,139   SH       Sole                   1,139
 Half Robert Int'l                 COM         770323103       297      9,700   SH       Sole                   9,700
 Hewlett Packard Co                COM         428236103       774     18,389   SH       Sole                  18,389
 Home Depot                        COM         437076102       333      9,496   SH       Sole                   9,496
 IBM                               COM         459200101     1,153      7,854   SH       Sole                   7,854
 Illinois Tool Works               COM         452308109       308      5,777   SH       Sole                   5,777
 Intel Corp.                       COM         458140100     1,111     52,832   SH       Sole                  52,832
 J P Morgan Chase & Co.            COM         46625H100     1,096     25,830   SH       Sole                  25,830
 Johnson & Johnson                 COM         478160104       993     16,058   SH       Sole                  16,058
 Maisonette Int'l Enterprises Ltd  COM                           0    100,000   SH       Sole                 100,000
 Marshall & Ilsley Corp            COM         571837103       141     20,421   SH       Sole                  20,421
 McDonald's Corporation            COM         580135101    13,168    171,543   SH       Sole                 171,543
 Medtronic Inc.                    COM         585055106       280      7,558   SH       Sole                   7,558
 Merck & Co, Inc.                  COM         589331107       527     14,632   SH       Sole                  14,632
 Microsoft Corp.                   COM         594918104     1,068     38,258   SH       Sole                  38,258
 Morgan Stanley / Dean Witter      COM         617446448       452     16,598   SH       Sole                  16,598
 Motorola Inc.                     COM         620076109       189     20,836   SH       Sole                  20,836
 National Oilwell Varco            COM         637071101       310      4,611   SH       Sole                   4,611
 Northern Trust                    COM         665859104       421      7,594   SH       Sole                   7,594
 Occidental Petroleum Corp         COM         674599105       510      5,199   SH       Sole                   5,199
 Oracle Corp.                      COM         68389X105       611     19,533   SH       Sole                  19,533
 Penn National Gaming              COM         707569109       207      5,900   SH       Sole                   5,900
 Pepsico Inc                       COM         713448108       522      7,986   SH       Sole                   7,986
 Pfizer Inc.                       COM         717081103       604     34,485   SH       Sole                  34,485
 Philip Morris International Inc.  COM         718172109       545      9,304   SH       Sole                   9,304
 Praxair Inc                       COM         74005P104       336      3,516   SH       Sole                   3,516
 Procter & Gamble                  COM         742718109       868     13,495   SH       Sole                  13,495
 Qualcomm, Inc.                    COM         747525103       336      6,795   SH       Sole                   6,795
 Rockwell Medical Technologies     COM         774374102       142     18,000   SH       Sole                  18,000
 Inc.
 SAIC, Inc.                        COM         78390X101       637     40,154   SH       Sole                  40,154
 SPDR Gold Shares                  COM         380755959       369      2,659   SH       Sole                   2,659
 SWMX Inc.                         COM         785025107         1  1,309,000   SH       Sole               1,309,000
 Schlumberger Ltd.                 COM         806857108       504      6,041   SH       Sole                   6,041
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103        43     26,546   SH       Sole                  26,546
 Southern Corp.                    COM         842587107       222      5,817   SH       Sole                   5,817
 StemCells Inc.                    COM         85857r105        14     13,000   SH       Sole                  13,000
 Target                            COM         87612E106       217      3,601   SH       Sole                   3,601
 Texas Instruments Inc.            COM         882508104       235      7,219   SH       Sole                   7,219
 Tiffany & Co                      COM         886547108       220      3,528   SH       Sole                   3,528
 Time Warner Inc.                  COM         887317105       237      7,360   SH       Sole                   7,360
 Tyco Electronics Ltd.             COM         G9144p105       203      5,727   SH       Sole                   5,727
 Union Pacific                     COM         907818108       221      2,385   SH       Sole                   2,385
 United Parcel Service Class B     COM         911312106       335      4,613   SH       Sole                   4,613
 United Technologies Corp.         COM         913017109       388      4,929   SH       Sole                   4,929
 Verizon Communications            COM         92343V104       580     16,210   SH       Sole                  16,210
 Wal-Mart                          COM         931142103       723     13,412   SH       Sole                  13,412
 Walgreen Company                  COM         931422109       515     13,230   SH       Sole                  13,230
 Walt Disney Co.                   COM         254687106       889     23,702   SH       Sole                  23,702
 Wells Fargo & Co New              COM         949746101     1,858     59,942   SH       Sole                  59,942